INVENTORY (Details Narrative) - CAD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Cost of sales	$ 1,237,627	$ 1,049,570
Reversal of inventory write-down	38,666	148,760
Inventory [member]
IfrsStatementLineItems [Line Items]
Cost of sales	$ 1,071,164	$ 966,339